Income Taxes - Summary of Reconciliation Between Tax Expense and Income Before Income Taxes (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Income tax from prior years	(0.03%)	(0.37%)	0.19%
Income on monetary position for subsidiaries in hyperinflationary economies	1.19%	2.03%	1.18%
Annual inflation tax adjustment	1.21%	2.08%	5.63%
Non-deductible expenses	2.89%	1.99%	2.17%
Income taxed at a rate other than the Mexican statutory rate	1.28%	1.49%	1.68%
Effect of restatement of tax values	(2.85%)	(3.50%)	(4.69%)
Effect of change in statutory rate	(0.03%)	(0.60%)	(0.39%)
Tax loss	0.02%	(1.40%)	(8.50%)
Other	(1.00%)	(1.22%)	(1.89%)
Total	32.68%	30.50%	25.38%
Deferred income tax asset		$ 409,000,000	$ 2,194,000,000